Leases - Amounts recognized in consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases
Expense relating to short-term and low-value leases	$ 252	$ 28	$ 292	$ 86
Interest expense on lease liabilities	22	77	115	90
Total	$ 274	$ 105	$ 407	$ 176